Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Credit Facilities
Schedule of continuity of the amount outstanding under the Credit Facilities

In $000s	$
Balance — December 31, 2023	19,712

Accrued Interest	1,039
Interest paid	(1,323)
Accretion of discount	180
Repayment	(19,000)
Balance — December 31, 2024	608

Drawdown	181,000
Repayment	(11,000)
Accrued interest	5,070
Interest paid	(5,075)
Accretion of discount	48
Fees reclassified to deferred financing costs	349
Balance — December 31, 2025	171,000

Less: Current portion, December 31, 2025	(30,000)
Non-current portion, December 31, 2025	141,000